Corporate Bond (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of carrying amount of the corporate bond
The carrying amount of the corporate bond is as follows:

	June 30, 2022	December 31, 2021
Corporate bond	5,000	$5,000
Unamortized discount on corporate bond	(3,265)	(3,362)

Corporate bond, net of discount	$1,735	$1,638

At December 31, 2021 and 2020, the carrying amount of the corporate bond is as follows:

	December 31,
	2021	2020
Corporate bond	5,000	$5,000
Unamortized discount on corporate bond	(3,362)	(3,538)

Corporate bond, net of discount	$1,638	$1,462